Investments in subsidiaries - Impairment test results (Details) - HSBC North America Holdings Inc. $ in Millions, £ in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of subsidiaries [line items]
Recoverable amount	$ 13,264	£ 13.3	$ 12,756	£ 12.8
Discount rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.1100	0.1100	0.1050	0.1050
Long-term growth rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.0225	0.0225	0.0217	0.0217